Provisions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Provisions, beginning	R$ 2,441,679
Additional provisions	636,387
Interest and inflation adjustment	387,758
Use of the accrual	(308,022)
Amounts not used (reversal)	(1,254,390)
Provisions, ending	1,903,412
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	149,803
Additional provisions	13,199
Interest and inflation adjustment	33,397
Use of the accrual	(22,670)
Amounts not used (reversal)	(39,318)
Provisions, ending	134,411
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	235,683
Additional provisions	52,277
Interest and inflation adjustment	18,248
Use of the accrual	(147,371)
Amounts not used (reversal)	(107,495)
Provisions, ending	51,342
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	174,151
Additional provisions	81,594
Interest and inflation adjustment	41,826
Use of the accrual	(84,893)
Amounts not used (reversal)	(58,530)
Provisions, ending	154,148
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	176,426
Additional provisions	37,206
Interest and inflation adjustment	12,584
Use of the accrual	(10,055)
Amounts not used (reversal)	(203,925)
Provisions, ending	12,236
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,077,083
Additional provisions	448,414
Interest and inflation adjustment	229,306
Use of the accrual	(48,850)
Amounts not used (reversal)	(296,233)
Provisions, ending	1,409,720
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	657,041
Additional provisions	63,221
Interest and inflation adjustment	59,615
Use of the accrual
Amounts not used (reversal)	(619,302)
Provisions, ending	160,575
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	2,470,187
Additional provisions	695,911
Interest and inflation adjustment	394,976
Use of the accrual	(313,839)
Amounts not used (reversal)	(1,324,803)
Provisions, ending	1,922,432
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	(28,508)
Additional provisions	(59,524)
Interest and inflation adjustment	(7,218)
Use of the accrual	5,817
Amounts not used (reversal)	70,413
Provisions, ending	R$ (19,020)